Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Communication Services - 2.7%
592,000	Activision Blizzard, Inc.	$48,916,960
25,875	Alphabet, Inc. - Class A (a)	38,500,706
36,375	Alphabet, Inc. - Class C (a)	53,942,670
150,000	Comcast Corp. - Class A	6,420,000
267,500	Tribune Publishing Co.	2,608,125
599,300	Vonage Holdings Corp. (a)	7,161,635
188,200	Walt Disney Co. (The)	22,008,108
		179,558,204

	Consumer Discretionary - 11.4%
11,050	Amazon.com, Inc. (a)	34,969,714
31,000	Burlington Stores, Inc. (a)	5,828,000
166,600	Capri Holdings Ltd. (a)	2,495,668
779,700	CarMax, Inc. (a)	75,607,509
1,561,700	Carnival Corp.	21,676,396
380,600	eBay, Inc.	21,039,568
662,860	L Brands, Inc.	16,180,413
6,672,700	Mattel, Inc. (a)	74,133,697
882,700	MGM Resorts International	14,202,643
1,425,200	Newell Brands, Inc.	23,373,280
240,000	Restaurant Brands International, Inc.	13,564,800
926,650	Ross Stores, Inc.	83,092,705
222,950	Royal Caribbean Cruises Ltd.	10,859,895
2,278,530	Sony Corp. - ADR	177,634,199
233,400	TJX Cos., Inc. (The)	12,134,466
185,000	V.F. Corp.	11,166,600
1,061,119	Whirlpool Corp.	173,089,731
		771,049,284

	Consumer Staples - 0.7%
234,000	Altria Group, Inc.	9,629,100
307,700	BJ’s Wholesale Club Holdings, Inc. (a)	12,323,385
117,000	Philip Morris International, Inc.	8,986,770
307,000	Tyson Foods, Inc. - Class A	18,865,150
		49,804,405

	Energy - 0.9%
50,000	Cameco Corp.	508,000
343,900	EOG Resources, Inc.	16,111,715
359,400	Hess Corp.	17,686,074
530,000	Noble Energy, Inc.	5,294,700
165,400	Pioneer Natural Resources Co.	16,030,568
76,000	Schlumberger Ltd.	1,378,640
1,726,200	Southwestern Energy Co. (a)	4,194,666
1,008,100	Transocean Ltd. (a)	2,056,524
		63,260,887

	Financials - 11.3%
3,764,550	Bank of America Corp.	93,662,004
1,589,310	Charles Schwab Corp. (The)	52,685,626
1,544,350	Citigroup, Inc.	77,232,943
188,400	CME Group, Inc. - Class A	31,308,312
1,912,590	Discover Financial Services	94,539,324
1,792,500	JPMorgan Chase & Co.	173,227,200
272,025	Marsh & McLennan Cos., Inc.	31,718,115
753,200	Northern Trust Corp.	59,013,220
204,890	Progressive Corp. (The)	18,509,763
548,950	Raymond James Financial, Inc.	38,141,046
3,658,008	Wells Fargo & Co.	88,743,274
		758,780,827

	Health Care - 27.1%
412,260	Abbott Laboratories	41,489,846
908,820	Agilent Technologies, Inc.	87,546,631
264,870	Alcon, Inc. (a)	15,886,903
741,700	Amgen, Inc.	181,471,739
5,806,900	AstraZeneca PLC - ADR	323,908,882
472,600	Biogen, Inc. (a)	129,818,494
167,100	Boston Scientific Corp. (a)	6,445,047
2,176,750	Bristol-Myers Squibb Co.	127,688,155
725,000	CVS Health Corp.	45,631,500
2,315,790	Elanco Animal Health, Inc. (a)	54,722,118
2,050,703	Eli Lilly & Co.	308,200,154
76,000	LivaNova PLC (a)	3,537,040
70,330	Medtronic PLC	6,785,438
662,200	Merck & Co., Inc.	53,134,928
1,075,350	Novartis AG - ADR	88,329,249
528,340	PerkinElmer, Inc.	62,824,909
97,167	Roche Holding AG - CHF	33,584,264
288,490	Sanofi - ADR	15,131,301
1,061,979	Siemens Healthineers AG - EUR	54,986,026
30,000	Stryker Corp.	5,799,000
338,640	Thermo Fisher Scientific, Inc.	140,180,028
314,000	Zimmer Biomet Holdings, Inc.	42,346,040
		1,829,447,692

	Industrials - 16.7%
4,020,100	AECOM (a)	145,487,419
1,109,813	Airbus SE - EUR (a)	81,066,171
60,750	Alaska Air Group, Inc.	2,092,230
3,663,750	American Airlines Group, Inc.	40,740,900
34,900	AMETEK, Inc.	3,254,425
65,000	Armstrong World Industries, Inc.	4,630,600
431,462	Carrier Global Corp.	11,753,025
532,433	Caterpillar, Inc.	70,749,697
283,700	Curtiss-Wright Corp.	25,283,344
91,640	Deere & Co.	16,157,048
1,038,350	Delta Air Lines, Inc.	25,927,599
662,685	FedEx Corp.	111,596,154
129,810	General Dynamics Corp.	19,048,319
654,120	Jacobs Engineering Group, Inc.	55,829,142
40,000	L3Harris Technologies, Inc.	6,733,200
488,000	Matson, Inc.	17,772,960
462,600	Maxar Technologies, Inc.	8,229,654
1,074,642	Meggitt PLC - GBP	3,781,236
153,700	Norfolk Southern Corp.	29,542,677
61,681	Otis Worldwide Corp.	3,869,866
78,310	Pentair PLC	3,355,584
163,062	Raytheon Technologies Corp.	9,242,354
29,300	Rockwell Automation, Inc.	6,391,502
1,631,041	Siemens AG - EUR	208,114,169
3,602,050	Southwest Airlines Co.	111,267,325
50,000	Union Pacific Corp.	8,667,500
1,994,780	United Airlines Holdings, Inc. (a)	62,596,196
226,500	United Parcel Service, Inc. - Class B	32,335,140
		1,125,515,436

	Information Technology - 25.2%
188,070	Adobe, Inc. (a)	83,563,262
359,500	Analog Devices, Inc.	41,288,575
1,043,550	Applied Materials, Inc.	67,131,571
803,300	Cisco Systems, Inc.	37,835,430
356,798	Corning, Inc.	11,060,738
294,000	Diebold Nixdorf, Inc. (a)	2,049,180
9,354,716	Flex Ltd. (a)	107,485,687
9,306,052	Hewlett Packard Enterprise Co.	91,850,733
2,393,050	HP, Inc.	42,069,819
2,228,900	Intel Corp.	106,385,397
433,350	Keysight Technologies, Inc. (a)	43,287,331
646,700	KLA Corp.	129,230,061
15,009,930	L.M. Ericsson Telephone Co. - ADR	173,364,691
958,150	Microsoft Corp.	196,430,332
2,435,300	NetApp, Inc.	107,883,790
4,230,142	Nokia Corp. - ADR	20,220,079
81,540	NVIDIA Corp.	34,621,069
727,300	Oracle Corp.	40,328,785
286,060	PayPal Holdings, Inc. (a)	56,087,784
225,499	Perspecta, Inc.	4,825,679
1,088,047	QUALCOMM, Inc.	114,908,644
87,800	Science Applications International Corp.	7,022,244
453,280	Teradyne, Inc.	40,323,789
870,960	Texas Instruments, Inc.	111,090,948
153,300	Visa, Inc. - Class A	29,188,320
		1,699,533,938

	Materials - 1.3%
557,500	Albemarle Corp.	45,971,450
351,483	Corteva, Inc.	10,038,355
332,983	Dow, Inc.	13,672,282
287,984	DuPont de Nemours, Inc.	15,401,384
		85,083,471

	TOTAL COMMON STOCKS
	(Cost $4,477,614,908)	$6,562,034,144

Shares		Value
	SHORT-TERM INVESTMENTS - 2.6%
177,650,392	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 0.05% (b)	$177,650,392
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $177,650,392)	177,650,392
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,655,265,300) - 99.9%	6,739,684,536
	Other Assets in Excess of Liabilities - 0.1%	3,557,808
	TOTAL NET ASSETS - 100.0%	$6,743,242,344

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a  service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2020. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stock(1)	$6,562,034,144	$-	$-	$6,562,034,144
	Short-Term Investments	177,650,392	-	-	177,650,392
	Total Investments in Securities	$6,739,684,536	$-	$-	$6,739,684,536

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.